Business, Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019	May 23, 2019	Sep. 30, 2018
Cash	$ 485,220			$ 485,220			$ 1,305,608		$ 846,068		$ 1,305,608
Net Income (loss)	(1,080,978)	$ 5,697,071	$ (205,197)		$ 3,182,756		2,331,442	$ (1,942,399)	(20,522,282)		2,331,442
Stockholders' equity	5,000,003	5,000,008	5,000,004	5,000,003	$ 5,000,001	$ 5,000,008	5,000,008	5,000,007	5,000,010	$ 5,000,007	5,000,008	$ 5,000,004	$ 5,000,003	$ 0
Cash flows used in operating activities	(360,848)	(212,273)					(256,512)		(794,467)
Net (loss) income	(1,080,978)	5,697,071					2,331,442		(20,522,282)
Blade Urban Air Mobility [Member]
Cash	7,511,000	12,467,000	22,177,000	7,511,000		12,467,000		12,162,000		12,162,000		22,177,000
Revenues	9,273,000	6,454,000		17,259,000		11,677,000				23,434,000		31,196,000
Net Income (loss)	(4,221,000)	(3,409,000)		(6,582,000)		(8,122,000)				(10,160,000)		(10,838,000)
Working capital				1,127,000						8,035,000
Stockholders' equity	$ 7,696,000	$ 12,796,000	$ 20,735,000	7,696,000		12,796,000	$ 16,118,000	$ 11,080,000	$ 9,996,000	11,080,000	$ 16,118,000	20,735,000			$ 31,140,000
Cash flows used in operating activities				(607,000)		(9,344,000)				(10,818,000)		(10,302,000)
Net (loss) income				(6,582,000)		(8,122,000)				(10,160,000)		(10,838,000)
Non-cash stock-based compensation				$ 3,179,000		$ 178,000				$ 490,000		$ 317,000